UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        155
                                         --------------
Form 13F Information Table Value Total:  $ 3,018,253
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    14465   502600 SH       SOLE                   502600
Abbott Labs                    COM              002824100    62352  1280063 SH       SOLE                  1252963             27100
Acco Brands Corp               COM              00081T108    39698  1499736 SH       SOLE                  1472988             26748
Advanced Micro Devices Inc     COM              007903107    47359  2327210 SH       SOLE                  2282810             44400
Airtran Hldgs Incorporated     COM              00949P108    49524  4218375 SH       SOLE                  4190175             28200
Allstate Corp                  COM              020002101     7748   119001 SH       SOLE                   116901              2100
American Greetings             COM              026375105    20745   869072 SH       SOLE                   866172              2900
American Int'l Group Inc       COM              026874107    89983  1255690 SH       SOLE                  1230440             25250
Analogic Corp                  COM              032657207    12543   223415 SH       SOLE                   223415
Apache Corporation             COM              037411105   122119  1836100 SH       SOLE                  1791900             44200
Apogee Enterprises             COM              037598109     3047   157800 SH       SOLE                   157800
Apria Healthcare Group         COM              037933108     8745   328137 SH       SOLE                   328137
Archer Daniels Midland         COM              039483102     6362   199047 SH       SOLE                   199047
B P Blc                        COM              055622104      315     4688 SH       SOLE                     4688
Bank of America Corp           COM              060505104    11276   211205 SH       SOLE                   209754              1451
Bank of New York Inc           COM              064057102    11480   291600 SH       SOLE                   291600
Belo Corp                      COM              080555105    34538  1879100 SH       SOLE                  1828650             50450
Berry Pete Co Cl A             COM              085789105    20143   649580 SH       SOLE                   649580
Black & Decker Corp.           COM              091797100    60367   754867 SH       SOLE                   740892             13975
Brinks Company                 COM              109696104    47789   747630 SH       SOLE                   729505             18125
Buckeye Technologies Inc       COM              118255108     9350   780440 SH       SOLE                   780440
Callaway Golf Co               COM              131193104    14467  1003955 SH       SOLE                  1003955
Cardinal Health Inc            COM              14149Y108    40787   633050 SH       SOLE                   619750             13300
Centennial Bank                COM              151345303     9586  1013270 SH       SOLE                  1013270
Century Aluminum Company       COM              156431108    13232   296350 SH       SOLE                   296350
Cimarex Energy Co              COM              171798101    94563  2590770 SH       SOLE                  2546770             44000
Citigroup Inc                  COM              172967101    63537  1140702 SH       SOLE                  1114572             26130
Comerica Inc                   COM              200340107    11895   202715 SH       SOLE                   202715
Conocophillips                 COM              20825C104   129042  1793489 SH       SOLE                  1751977             41512
Countrywide Financial Corp     COM              222372104      233     5499 SH       SOLE                     5499
Crystal River Capital          COM              229393301     2559   100250 SH       SOLE                   100250
Del Monte Foods                COM              24522P103     8770   795140 SH       SOLE                   795140
Devon Energy Corp              COM              25179M103   130654  1947737 SH       SOLE                  1900362             47375
Dominion Resources Inc         COM              25746U109    79149   944044 SH       SOLE                   924645             19399
Dover Corp                     COM              260003108     1941    39600 SH       SOLE                    39600
Dow Chemical                   COM              260543103    51502  1289490 SH       SOLE                  1253590             35900
Eagle Hospitality Pptys Trust  COM              26959T102     6985   760940 SH       SOLE                   757140              3800
Education Realty Trust         COM              28140H104     1333    90250 SH       SOLE                    86830              3420
Encore Acquisition Co          COM              29255W100    48114  1961427 SH       SOLE                  1936277             25150
Energen Corp                   COM              29265N108     1502    32000 SH       SOLE                    32000
Fifth Third Bancorp            COM              316773100      206     5029 SH       SOLE                     5029
Finish Line Inc                COM              317923100    16333  1143800 SH       SOLE                  1143800
First Horizon National Corp    COM              320517105     2829    67700 SH       SOLE                    67700
First National Lincoln Corp    COM              335716106      241    14394 SH       SOLE                    14394
First Source Corp              COM              336901103     8351   259914 SH       SOLE                   259914
First State Bancorp            COM              336453105    11086   447917 SH       SOLE                   447917
Flower Foods Inc               COM              343498101    12349   457529 SH       SOLE                   446779             10750
Fluor Corp                     COM              343412102    63628   779275 SH       SOLE                   757625             21650
Fortune Brands Inc             COM              349631101    62852   736057 SH       SOLE                   722947             13110
Freddie Mac                    COM              313400301     1222    18000 SH       SOLE                    18000
Gannett Incorporated           COM              364730101    54235   897041 SH       SOLE                   878641             18400
General Mills Inc              COM              370334104    28593   496408 SH       SOLE                   484825             11583
Gevity HR Inc                  COM              374393106    11655   491980 SH       SOLE                   491980
Green County Bancshares Inc    COM              394361208      233     5865 SH       SOLE                     5865
Greenbrier Companies Inc       COM              393657101    11798   393255 SH       SOLE                   393255
Griffon                        COM              398433102     2604   102100 SH       SOLE                   102100
Hanesbrands Inc.               COM              410345102     7316   309736 SH       SOLE                   302088              7648
Hanmi Financial Corp           COM              410495105     7732   343175 SH       SOLE                   343175
Hanover Insurance Group Inc    COM              410867105    10391   212940 SH       SOLE                   212940
Health Care REIT               COM              42217K106     1483    34466 SH       SOLE                    33746               720
Helmerich & Payne Inc          COM              423452101    23828   973770 SH       SOLE                   973770
Hornbeck Offshore Services     COM              440543106    11800   330546 SH       SOLE                   330546
ITLA Capital Corp              COM              450565106     8622   148893 SH       SOLE                   148893
International Paper            COM              460146103     6505   190775 SH       SOLE                   190775
JP Morgan Chase                COM              46625H100      257     5325 SH       SOLE                     5325
James River Coal Co.           COM              470355207     6761   728550 SH       SOLE                   714450             14100
Johnson & Johnson              COM              478160104    61716   934803 SH       SOLE                   918804             15999
K-Swiss                        COM              482686102    11878   386396 SH       SOLE                   386396
Kaydon Corp                    COM              486587108     9247   232690 SH       SOLE                   232690
Kimberly Clark Corporation     COM              494368103    14411   212078 SH       SOLE                   212078
Lexmark Int'l New Class A      COM              529771107    55052   752075 SH       SOLE                   735575             16500
Lincoln Electric Holdings      COM              533900106     7663   126825 SH       SOLE                   126825
Lufkin Inds Inc                COM              549764108     8262   142250 SH       SOLE                   142250
Lyondell Chemical              COM              552078107     1468    57400 SH       SOLE                    57400
MAF Bancorp Inc                COM              55261R108    12301   275256 SH       SOLE                   275256
Martin Marietta Materials, Inc COM              573284106     9018    86790 SH       SOLE                    86790
McDonald's Corporation         COM              580135101   100910  2276337 SH       SOLE                  2228812             47525
Meadwestvaco Corp              COM              583334107    53883  1792525 SH       SOLE                  1744225             48300
Merrill Lynch                  COM              590188108    12671   136100 SH       SOLE                   136100
Microsoft Corporation          COM              594918104    56566  1894366 SH       SOLE                  1866373             27993
Moneygram Intl Inc             COM              60935Y109    35940  1146045 SH       SOLE                  1128995             17050
Morgan Stanley                 COM              617446448     1140    14000 SH       SOLE                    14000
Municipal Mtg & Eqty LLC       COM              62624B101      910    28252 SH       SOLE                    28252
National City Corp             COM              635405103      201     5500 SH       SOLE                     5500
Noble Energy Inc               COM              655044105     3948    80460 SH       SOLE                    80460
Norfolk Southern Corp          COM              655844108    33821   672520 SH       SOLE                   652818             19702
Ohio Casualty Corporation      COM              677240103      417    14000 SH       SOLE                    14000
PNC Financial Svcs Group       COM              693475105      740    10000 SH       SOLE                    10000
Parker Hannifin Corp           COM              701094104     7938   103253 SH       SOLE                   103253
Partnerre Ltd                  COM              G6852T105      327     4600 SH       SOLE                     4600
Pentair Inc                    COM              709631105      257     8200 SH       SOLE                     8200
Pfizer Incorporated            COM              717081103     6347   245075 SH       SOLE                   242775              2300
Phelps Dodge Corp              COM              717265102     8541    71345 SH       SOLE                    67350              3995
Polaris Industries             COM              731068102     9285   198275 SH       SOLE                   198275
Proctor & Gamble               COM              742718109      515     8017 SH       SOLE                     8017
Qad Inc                        COM              74727D108     5127   611130 SH       SOLE                   611130
Reynolds American Inc          COM              761713106      303     4624 SH       SOLE                     4624
Safeco Corp                    COM              786429100      225     3600 SH       SOLE                     3600
Sara Lee Corporation           COM              803111103    59013  3465215 SH       SOLE                  3395415             69800
Sky Financial Group            COM              83080P103     1956    68540 SH       SOLE                    68540
Southwest Airlines             COM              844741108    11257   734820 SH       SOLE                   734820
Southwestern Energy Co         COM              845467109     8514   242920 SH       SOLE                   242920
Sovereign Bancorp              COM              845905108     2354    92700 SH       SOLE                    92700
Sprint Nextel Corporation      COM              852061100    28813  1525300 SH       SOLE                  1496950             28350
Steiner Leisure Limited        COM              P8744Y102    10953   240730 SH       SOLE                   240730
Summit Bk Corp GA              COM              866013105     2744   112981 SH       SOLE                   112981
Taylor Capital Group           COM              876851106     5016   137000 SH       SOLE                   137000
Tidewater Incorporated         COM              886423102     7202   148930 SH       SOLE                   148930
Toro Company                   COM              891092108    12962   277965 SH       SOLE                   277965
Trinity Industries Inc         COM              896522109    45959  1305666 SH       SOLE                  1277491             28175
Trizetto Group Inc             COM              896882107    19037  1036330 SH       SOLE                  1016080             20250
Tuesday Morning Corp           COM              899035505     4123   265170 SH       SOLE                   265170
U S Airways Group Inc.         COM              90341W108      451     8377 SH       SOLE                     1877              6500
UCBH Hldgs Inc                 COM              90262T308     8372   476765 SH       SOLE                   476765
UGI Corp                       COM              902681105     9863   361530 SH       SOLE                   361530
US Bancorp                     COM              902973304    84610  2337935 SH       SOLE                  2284805             53130
Union Pacific Corp             COM              907818108    58444   635128 SH       SOLE                   619443             15685
United Auto Group Inc          COM              909440109     9357   397000 SH       SOLE                   397000
United Fire & Casualty Co      COM              910331107    15454   438410 SH       SOLE                   438410
Unitedhealth Group Inc         COM              91324P102    40265   749388 SH       SOLE                   728728             20660
WPS Resources                  COM              92931b106    16287   301435 SH       SOLE                   301435
Wachovia Corporation           COM              929903102     1121    19680 SH       SOLE                    19680
Washington Group Int'l         COM              938862208     9583   160272 SH       SOLE                   160272
Washington Mutual              COM              939322103     1575    34620 SH       SOLE                    34620
Wellpoint Inc.                 COM              94973V107     7050    89595 SH       SOLE                    89595
Wells Fargo & Co.              COM              949746101    79989  2249420 SH       SOLE                  2201800             47620
Werner Enterprises             COM              950755108    18859  1078915 SH       SOLE                  1078915
Weyerhaeuser Company           COM              962166104    56758   803364 SH       SOLE                   782264             21100
Whiting Petroleum Corporation  COM              966387102    26009   558140 SH       SOLE                   556240              1900
XTO Energy Inc                 COM              98385X106    17800   378325 SH       SOLE                   378325
Aspen Insurance Holdings Pfd 7 PFD              G05384139     1792    70000 SH       SOLE                    69000              1000
Axis Capital Holdings 7.25% Pf PFD              G0692U208     1626    63000 SH       SOLE                    63000
Countrywide Capital V Trust 7% PFD              222388209     3331   132200 SH       SOLE                   122200             10000
Merrill Lynch Pfd Cap Tr IV To PFD              59021G204     1325    51500 SH       SOLE                    51500
Royal Bank of Scotland 6.4% Pf PFD              780097796      510    20000 SH       SOLE                    20000
Selective Insurance 7.5% Sub N PFD              816300305     2198    86000 SH       SOLE                    86000
Diamond Hill Select Fund Cl A  TR UNIT          25264S775      500    44790 SH       SOLE                                      44790
Energy Income & Growth Fund    TR UNIT          292697109      404    15900 SH       SOLE                     4000             11900
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106     1770    77977 SH       SOLE                    60437             17540
Managed High Yield Plus Fund   COM SHS          561911108     1190   240000 SH       SOLE                   240000
Nuveen Preferred & Convert Inc COM SHS          67073D102     2521   178700 SH       SOLE                   174900              3800
Nuveen Quality Pfd Income Fd   COM SHS          67071S101      503    33900 SH       SOLE                    33900
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     2293   152060 SH       SOLE                   148660              3400
Van Kampen Muni Tr SBI         COM SHS          920919107      632    40000 SH       SOLE                    40000
Western Asset High Income Fd I COM SHS          95766J102      444    40000 SH       SOLE                    40000
Atlas Pipeline Partners Unit L LTD              049392103     2268    47255 SH       SOLE                    47005               250
Energy Transfer Partners LP    LTD              29273R109     4005    74030 SH       SOLE                    73700               330
Enterprise Products LP         LTD              293792107     1988    68605 SH       SOLE                    68175               430
Inergy L P                     LTD              456615103     1663    55770 SH       SOLE                    55770
Markwest Energy Partners LP    LTD              570759100     1966    32955 SH       SOLE                    32725               230
Penn Virginia LP               LTD              70788P105     1690    85000 SH       SOLE                    85000
Plains All American Pipeline L LTD              726503105     2935    57323 SH       SOLE                    56761               562
Teekay LNG Partners            LTD              Y8564M105     2005    60180 SH       SOLE                    59640               540
Teppco Partners L P            LTD              872384102     1631    40460 SH       SOLE                    40180               280
Valero LP                      LTD              91913W104     1573    28211 SH       SOLE                    28021               190